Leases - Reconciliation of right of use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Beginning Balance	€ 20,409	€ 22,905
Depreciation charge for the year	(7,181)	(5,913)
Additions	39,727	3,113
Derecognition due to lease termination	(1,311)	(19)
Foreign currency effects	(250)	323
Ending Balance	€ 51,394	€ 20,409